UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-03324
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                          The Guardian Cash Fund, Inc.
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               (Exact name of registrant as specified in charter)

                      7 Hanover Square New York, N.Y. 10004
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               (Address of principal executive offices) (Zip code)

Frank L. Pepe                              Thomas G. Sorell
The Guardian Cash Fund, Inc.               The Guardian Cash Fund, Inc.
7 Hanover Square                           7 Hanover Square
New York, N.Y. 10004                       New York, N.Y. 10004

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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (800) 221-3253
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                      Date of fiscal year end: December 31
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                   Date of reporting period: December 31, 2002
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ITEM 1. REPORTS TO STOCKHOLDERS.

        The Annual Report to Stockholders follows.

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The Guardian Cash Fund
------------------------------------

[PHOTO OMITTED]

Alexander M. Grant, Jr.,
Portfolio Manager

Objective: Seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity

Portfolio: Short-term money market instruments

Inception: November 10, 1981

Net Assets at December 31, 2002: $492,712,965

Q:    How did The Guardian Cash Fund perform for the year ended December 31,
      2002?

A: As of December 31, 2002, the effective 7-day net annualized yield for The Guardian Cash Fund was 0.93%.(1) The Fund produced a total net return of 1.25%(2) for the year ended December 31, 2002. In comparion, the effective 7-day annualized yield of Tier One money market funds as measured by iMoneyNet, Inc. was 0.74% as of December 31, 2002; total return for the year ended December 31, 2002 for the same category was 1.10%. iMoneyNet, Inc. is a research firm that tracks money market funds.

Q:    What was your investment strategy during the year?

================================================================================
      "Our investment strategy was to create a diversified portfolio of money market instruments that presented minimal credit risks according to our criteria."
================================================================================

A: The Guardian Cash Fund is a place for our investors to put their money while they decide their preferred long-term investment vehicle, be it stocks or bonds. Also, some of our investors prefer the relative stability of the money markets. To best accommodate all our investors, we will continue to try to provide a strong 7-day yield, while offering safety and liquidity. Our investment strategy was to create a diversified portfolio of money market instruments that presented minimal credit risks according to our criteria. As always, we only purchased securities for the Fund's portfolio from issuers that had received ratings in the two highest credit quality categories established by nationally recognized statistical ratings organizations like Moody's Investors Service Inc. and Standard & Poor's Corporation. Most of the portfolio (74.44%) was invested in commercial paper and short maturity corporate bonds; the balance was invested in repurchase agreements (4.30%) and floating rate taxable municipal bonds (21.26%).

Q:    What factors affected the Fund's performance?

A: Money market funds are directly affected by the actions of the Federal Reserve Board (Fed). During most of 2002, the Fed's policy making Federal Open Market Committee (FOMC) maintained the Federal Funds target rate at 1.75%. However, in November of 2002, the committee cut the Federal Funds target rate to 1.25%, citing economic weakness. The Federal Funds target is the rate at which banks can borrow from each other overnight. While the Fed does not set this rate, it can establish a target rate and, through open market operations, the Fed can move member banks in the direction of that target rate. The Discount Rate is the rate at which banks can borrow directly from the Federal Reserve. Another factor affecting performance was the portfolio's average maturity of 37 days as of December 31, 2002. The average Tier One money market fund as measured by iMoneyNet, Inc. had an average maturity of 46 days.

Q:    What is your outlook for the future?

A: Uncertainty regarding the direction of the stock market contributes to large daily inflows and outflows of money in the Fund. As the stock market rallies, our investors have typically transferred cash to equity funds. During those times when the stock market stalls, we see cash inflows. Due to the relatively short average days-to-maturity, these daily fluctuations have little effect on the Fund.

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(1) Yields are annualized historical figures. Effective yield assumes reinvested income. Yields will vary as interest rates change. Past performance is not indicative of future results.
(2) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

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      AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $10.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
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28

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The Guardian Cash Fund, Inc.
------------------------------

Schedule of Investments
December 31, 2002

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Asset Backed -- 0.3%
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Principal                                              Maturity
Amount                                                   Date              Value
--------------------------------------------------------------------------------
$ 1,500,000   MMCA Auto Owner Tr.
                1.41% 2002-5 A1                       12/15/2003
                (Cost $1,500,000)                                   $  1,500,000
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Corporate Bonds -- 7.9%
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Financial - Banks -- 0.5%
  2,500,000   Wells Fargo & Co.
                4.25%                                  8/15/2003       2,535,380
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Financial - Other -- 5.4%
  3,000,000   Bear Stearns Cos., Inc.
                6.20%                                  3/30/2003       3,031,361
  3,000,000   Countrywide Funding Corp.
                5.25%                                  5/22/2003       3,033,530
  5,000,000   Goldman Sachs Group LP +
                6.25%                                   2/1/2003       5,015,996
  4,300,000   Goldman Sachs Group LP +
                5.90%                                  1/15/2003       4,305,733
 10,770,000   Lehman Brothers Hldgs., Inc.
                6.25%                                   4/1/2003      10,877,629
                                                                    ------------
                                                                      26,264,249
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Merchandising - Mass -- 1.0%
  4,000,000   Wal-Mart Stores, Inc.
                4.625%                                 4/15/2003       4,034,094
  1,000,000   Wal-Mart Stores, Inc.
                4.375%                                  8/1/2003       1,014,762
                                                                    ------------
                                                                       5,048,856
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Utilities - Electric and Water -- 1.0%
  1,700,000   Alabama Power Co.
                7.85%                                  5/15/2003       1,736,747
  3,000,000   Gulf Power Co.
                4.69%                                   8/1/2003       3,053,511
                                                                    ------------
                                                                       4,790,258
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              Total Corporate Bonds
                (Cost $38,638,743)                                    38,638,743
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Commercial Paper -- 66.0%
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FINANCIAL -- 28.7%

Automotive -- 6.0%
$ 5,000,000   American Honda Fin. Corp.
                1.75%                                   1/9/2003    $  4,998,055
  5,000,000   American Honda Fin. Corp.
                1.73%                                  1/13/2003       4,997,117
  7,000,000   American Honda Fin. Corp.
                1.31%                                   3/6/2003       6,983,698
  5,000,000   Toyota Motor Credit Corp.
                1.32%                                  1/30/2003       4,994,683
  7,500,000   Toyota Motor Credit Corp.
                1.30%                                  2/11/2003       7,488,896
                                                                    ------------
                                                                      29,462,449
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Finance Companies -- 7.6%
  5,000,000   Private Export Funding Corp.
                1.70%                                  1/23/2003       4,994,806
  5,000,000   Private Export Funding Corp.
                1.69%                                  1/31/2003       4,992,958
  5,000,000   Private Export Funding Corp.
                1.63%                                   2/5/2003       4,992,076
  2,500,000   Private Export Funding Corp.
                1.32%                                   4/2/2003       2,491,658
  2,500,000   Private Export Funding Corp.
                1.31%                                  6/10/2003       2,485,445
  7,500,000   Siemens Capital Corp.
                1.28%                                  1/28/2003       7,492,800
 10,000,000   Southern Co. Funding Corp.
                1.32%                                  2/10/2003       9,985,334
                                                                    ------------
                                                                      37,435,077
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Financial - Banks -- 14.1%
  5,000,000   Abbey Nat'l. LLC
                1.72%                                  1/17/2003       4,996,178
 10,000,000   Abbey Nat'l. LLC
                1.31%                                  2/13/2003       9,984,353
  5,000,000   Barclays Bank PLC
                1.32%                                  3/11/2003       4,987,350
  5,000,000   Commonwealth Bank Australia
                1.75%                                  1/28/2003       4,993,438
 10,000,000   Dexia Delaware LLC
                1.32%                                  1/27/2003       9,990,466
  7,500,000   Dexia Delaware LLC
                1.48%                                   2/4/2003       7,489,517
  2,000,000   Dresdner Bank AG
                1.55%                                   2/4/2003       1,997,072
  5,000,000   Societe Generale NA
                1.56%                                   1/2/2003       4,999,783
 10,000,000   Societe Generale NA
                1.325%                                  2/7/2003       9,986,382
 10,000,000   UBS Finance, Inc.
                1.31%                                  2/10/2003       9,985,444
                                                                    ------------
                                                                      69,409,983
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Financial - Other -- 1.0%
  5,000,000   American General Fin. Corp.
                1.75%                                  1/14/2003       4,996,840
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              TOTAL FINANCIAL                                        141,304,349
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INDUSTRIAL -- 37.3%

Airlines -- 3.6%
$ 7,500,000   Executive Jet, Inc.
                1.32%                                  2/14/2003     $ 7,487,900
 10,000,000   Executive Jet, Inc.
                1.32%                                  2/24/2003       9,980,200
                                                                    ------------
                                                                      17,468,100
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                       See notes to financial statements.


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70

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Principal                                              Maturity
Amount                                                   Date              Value
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Drugs and Hospitals -- 9.0%
$ 7,500,000   Bayer Corp.
                1.28%                                  1/16/2003    $  7,496,000
  5,000,000   Bayer Corp.
                1.30%                                  1/16/2003       4,997,292
  5,000,000   Becton Dickinson & Co.
                1.72%                                  1/22/2003       4,994,983
  5,000,000   Becton Dickinson & Co.
                1.25%                                  1/28/2003       4,995,313
  6,000,000   Becton Dickinson & Co.
                1.67%                                   1/6/2003       5,998,608
  2,000,000   Medtronic, Inc.
                1.62%                                  1/17/2003       1,998,560
 11,000,000   Pfizer, Inc.
                1.29%                                  2/12/2003      10,983,445
  3,000,000   Pfizer, Inc.
                1.30%                                  1/28/2003       2,997,075
                                                                    ------------
                                                                      44,461,276
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Education -- 6.1%
  5,000,000   Columbia University
                1.73%                                  1/28/2003       4,993,513
  3,022,000   Massachusetts Coll. of Pharmacy
                1.70%                                   1/9/2003       3,020,858
  4,770,000   Massachusetts Coll. of Pharmacy
                1.34%                                  3/13/2003       4,757,394
  5,000,000   Northwestern University
                1.74%                                   1/9/2003       4,998,067
  5,000,000   Northwestern University
                1.71%                                  1/14/2003       4,996,912
  2,500,000   Northwestern University
                1.75%                                  2/20/2003       2,493,924
  5,000,000   Northwestern University
                1.29%                                  3/11/2003       4,987,637
                                                                    ------------
                                                                      30,248,305
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Electronics and Instruments -- 3.0%
  5,000,000   Sharp Electronics
                1.31%                                  1/17/2003       4,997,089
  5,000,000   Sharp Electronics
                1.32%                                   2/7/2003       4,993,217
  5,000,000   Sharp Electronics
                1.35%                                  2/14/2003       4,991,750
                                                                    ------------
                                                                      14,982,056
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Finance Companies -- 0.8%
  4,000,000   Harley-Davidson Dealer Funding +
                1.31%                                  1/24/2003       3,996,652
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Financial - Other -- 3.1%
  5,000,000   Chevron UK Invt. PLC +
                1.76%                                  1/23/2003       4,994,622
 10,000,000   Chevron UK Invt. PLC +
                1.76%                                  1/14/2003       9,993,645
                                                                    ------------
                                                                      14,988,267
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Food and Beverage -- 2.0%
 10,000,000   Nestle Capital Corp.
                1.58%                                  1/28/2003       9,988,150
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Household Products -- 3.0%
  5,000,000   Procter & Gamble Co.
                1.27%                                  1/14/2003       4,997,707
 10,000,000   Procter & Gamble Co.
                1.31%                                   2/7/2003       9,986,536
                                                                    ------------
                                                                      14,984,243
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Metals - Miscellaneous -- 2.0%
 10,000,000   Rio Tinto America, Inc.
                1.32%                                  2/10/2003       9,985,333
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Pharmaceuticals -- 1.6%
  8,000,000   Johnson & Johnson
                1.30%                                   4/9/2003       7,971,689
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Telecommunications -- 3.1%
 10,000,000   SBC Int'l., Inc.
                1.32%                                  1/16/2003       9,994,500
  5,000,000   SBC Int'l., Inc.
                1.31%                                  1/23/2003       4,995,997
                                                                    ------------
                                                                      14,990,497
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              TOTAL INDUSTRIAL                                       184,064,568
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              Total Commercial Paper
                (Cost $325,368,917)                                  325,368,917
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Floating Rate Notes and Bonds -- 21.2%
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Principal                                               Reset
Amount                                                   Date              Value
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Municipal Bonds -- 21.2%
$10,000,000   California Housing Fin. Agency (a)
                1.44%                                   1/2/2003    $ 10,000,000
  2,000,000   California St. (a)
                1.46%                                   1/2/2003       2,000,000
  6,000,000   Colorado Housing & Fin. Auth. (a)
                1.45%                                   1/2/2003       6,000,000
 10,000,000   Colorado Housing & Fin. Auth. (a)
                2.185%                                 7/25/2003      10,000,000
  4,500,000   Los Angeles, CA Wtr. & Power (a)
                1.40%                                   1/2/2003       4,500,000
  4,000,000   Michigan St. Housing Dev. Auth. (a)
                1.45%                                   1/2/2003       4,000,000

                       See notes to financial statements.


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The Guardian Cash Fund, Inc.
------------------------------

Schedule of Investments
December 31, 2002 (Continued)

Principal                                              Maturity
Amount                                                   Date              Value
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$19,120,000   New York City Transitional (a)
                1.45%                                   1/2/2003    $ 19,120,000
 19,000,000   Sacramento Cnty., CA (a)
                1.44%                                   1/2/2003      19,000,000
  4,000,000   Utah Housing Corp. Single Family (a)
                1.45%                                   1/2/2003       4,000,000
  5,000,000   Utah Housing Corp. Single Family (a)
                1.45%                                   1/2/2003       5,000,000
  3,640,000   Utah St. Housing Fin. Agency (a)
                1.45%                                   1/2/2003       3,640,000
  2,995,000   Utah St. Housing Fin. Agency (a)
                1.43%                                   1/2/2003       2,995,000
 13,075,000   Virginia St. Housing Dev. Auth. (a)
                1.45%                                   1/2/2003      13,075,000
  1,065,000   Virginia St. Housing Dev. Auth. (a)
                1.45%                                   1/2/2003       1,065,000
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              Total Floating Rate Notes and Bonds
                (Cost $104,395,000)                                  104,395,000
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Repurchase Agreement -- 4.3%
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Principal
Amount                                                                     Value
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$21,100,000   State Street Bank and Trust Co.
              repurchase agreement,
              dated 12/31/2002,
              maturity value $21,101,348,
              at 1.15% due 1/2/2003 (1)
                (Cost $21,100,000)                                  $ 21,100,000
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Total Investments -- 99.7%
  (Cost $491,002,660)                                                491,002,660
Cash, Receivables and Other Assets
  Less Liabilities -- 0.3%                                             1,710,305
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Net Assets -- 100%                                                  $492,712,965
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+     Rule 144A restricted security.
(a) Floating rate note. The rate shown is the rate in effect at December 31, 2002.
(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

                       See notes to financial statements.


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72

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Statement of Assets
and Liabilities
December 31, 2002

ASSETS
  Investments, at market (cost $491,002,660)                        $491,002,660
  Cash                                                                       709
  Receivable for fund shares sold                                      1,019,039
  Interest receivable                                                  1,007,738
  Other assets                                                             4,961
                                                                    ------------
    Total Assets                                                     493,035,107
                                                                    ------------

LIABILITIES
  Accrued expenses                                                        56,500
  Payable for fund shares redeemed                                        52,324
  Due to affiliates                                                      213,318
                                                                    ------------
    Total Liabilities                                                    322,142
                                                                    ------------
    Net Assets                                                      $492,712,965
                                                                    ============

COMPONENTS OF NET ASSETS
  Capital stock, at par                                             $  4,927,130
  Additional paid-in capital                                         487,785,835
                                                                    ------------
    Net Assets                                                      $492,712,965
                                                                    ============

Shares Outstanding -- $0.10 par value                                 49,271,297
                                                                    ============

Net Asset Value Per Share                                           $      10.00

Statement of Operations
Year Ended
December 31, 2002

INVESTMENT INCOME
  Interest                                                          $  8,744,500
                                                                    ------------

  Expenses:
    Investment advisory fees -- Note B                                 2,439,219
    Custodian fees                                                       109,406
    Printing expense                                                      66,499
    Directors' fees -- Note B                                             23,993
    Legal fees                                                            21,046
    Audit fees                                                            18,850
    Other                                                                 12,619
                                                                    ------------
    Total Expenses                                                     2,691,632
                                                                    ------------

  NET INVESTMENT INCOME,
    REPRESENTING NET INCREASE IN
    NET ASSETS FROM OPERATIONS                                      $  6,052,868
                                                                    ============

                       See notes to financial statements.


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                                                                              73

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The Guardian Cash Fund, Inc.
------------------------------

Statement of Changes in Net Assets

                                                              Year Ended December 31,
                                                               2002              2001
                                                          -------------     -------------
INCREASE/(DECREASE) IN NET ASSETS
  From Operations:
    Net investment income                                 $   6,052,868     $  16,315,042
                                                          -------------     -------------
    Net Increase in Net Assets from Operations                6,052,868        16,315,042
                                                          -------------     -------------

  Dividends to Shareholders from:
    Net investment income                                    (6,052,868)      (16,315,042)
                                                          -------------     -------------

  From Capital Share Transactions:
    Net increase/(decrease) in net assets from capital
      share transactions -- Note G                          (22,510,045)       92,185,164
                                                          -------------     -------------
  Net Increase/(Decrease) in Net Assets                     (22,510,045)       92,185,164

NET ASSETS:
Beginning of year                                           515,223,010       423,037,846
                                                          -------------     -------------
End of year                                               $ 492,712,965     $ 515,223,010
                                                          =============     =============

                       See notes to financial statements.


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74

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Financial Highlights

Selected data for a share of capital stock outstanding throughout the years indicated:

                                                            Year Ended December 31,
                                    ----------------------------------------------------------------------
                                      2002            2001           2000          1999           1998
                                    ----------------------------------------------------------------------
Net asset value,
  beginning of year ............    $   10.00      $   10.00      $   10.00      $   10.00      $   10.00
                                    ---------      ---------      ---------      ---------      ---------
Income from investment
  operations:
  Net investment income ........         0.12           0.35           0.59           0.47           0.50

Dividends
  to Shareholders from:
  Net investment income ........        (0.12)         (0.35)         (0.59)         (0.47)         (0.50)
                                    ---------      ---------      ---------      ---------      ---------

Net asset value, end of year ...    $   10.00      $   10.00      $   10.00      $   10.00      $   10.00
                                    ---------      ---------      ---------      ---------      ---------

Total return* ..................         1.25%          3.58%          6.01%          4.77%          5.10%
                                    ---------      ---------      ---------      ---------      ---------
Ratios/supplemental data:
  Net assets, end of year
    (000's omitted) ............    $ 492,713      $ 515,223      $ 423,038      $ 484,128      $ 419,483
  Ratio of expenses to
    average net assets .........         0.55%          0.55%          0.54%          0.53%          0.53%
  Ratio of net investment
    income to average net assets         1.24%          3.43%          5.85%          4.68%          4.99%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

                       See notes to financial statements.


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The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002

----------------------------------------------
Note A -- Organization and Accounting Policies
----------------------------------------------

      The Guardian Variable Contract Funds, Inc. (GVCF) was organized in March 1983 and was known as "The Guardian Stock Fund, Inc." prior to September 13, 1999. Shares are offered in six series: The Guardian Stock Fund (GSF), The Guardian VC 500 Index Fund (GVC500IF), The Guardian VC Asset Allocation Fund (GVCAAF), The Guardian VC High Yield Bond Fund (GVCHYBF), The Guardian UBS VC Large Cap Value Fund (GUVCLCVF), and The Guardian UBS VC Small Cap Value Fund (GUVCSCVF). GUVCLCVF and GUVCSCVF had not commenced operations as of December 31, 2002.

      GVCF, The Guardian Bond Fund, Inc. (GBF) and The Guardian Cash Fund, Inc.
(GCF) are each incorporated in the state of Maryland and are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (1940 Act). Each series of GVCF and GBF and GCF are referred to collectively as the "Funds" and individually as a "Fund."

      GSF offers two classes of shares: Class I and Class II. The Class I shares of GSF, and shares of GVC500IF, GVCAAF, GVCHYBF, GBF and GCF, are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc.
(GIAC). GIAC is a wholly-owned subsidiary of Guardian Life Insurance Company of America (Guardian Life). GSF's Class II shares are offered through the ownership of variable annuities and variable life insurance policies issued by other insurance companies that offer GSF as an investment option through their separate accounts. The two classes of shares for GSF represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required. As of December 31, 2002, no Class II shares have been issued.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Significant accounting policies of the Funds are as follows:

Investments

      Securities listed on national securities exchanges are valued at the last sales price on these exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities traded in the over-the-counter market are valued using the last sale price, when available. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalents as obtained from one or more dealers that make a market in the securities. In GVCAAF, investments in the underlying Funds are valued at the closing net asset value of each underlying Fund on the day of valuation.

      Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgement of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

      Other securities, including securities for which market quotations are not readily available (such as certain mortgage-backed securities and restricted securities) are valued at fair value as determined in good faith by or under the direction of the Funds' Board of Directors.

      Repurchase agreements are carried at cost which approximates market value (see Note D). Short term securities held by the Funds are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses. GCF values its investments based on amortized cost in accordance with Rule 2a-7 under the 1940 Act.


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76

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Combined Notes to Financial Statements
December 31, 2002 (Continued)

      Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

      GSF, GVC500IF and GVCHYBF are permitted to buy international securities that are not U.S. dollar denominated. Their books and records are maintained in U.S. dollars as follows:

      (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

      (2) Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

      The resulting gains and losses are included in the Statement of Operations as follows:

      Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which the Funds earn dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains or losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

      GSF, GVC500IF and GVCHYBF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from an unanticipated movement in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Funds. When forward contracts are closed, the Funds will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. The Funds will not enter into a forward foreign currency contract if such contract would obligate the applicable Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

Futures Contracts

      GSF, GVC500IF, GVCAAF and GVCHYBF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, the Funds are required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margin by the Funds. The daily changes in the variation margin are recognized as unrealized gains or losses by the Funds. The Funds' investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, the Funds may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, the Funds may not achieve


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

      Dividends from net investment income are declared and paid semi-annually for GSF, GVC500IF, GVCAAF, GVCHYBF and GBF. Net realized short-term and long-term capital gains for these Funds will be distributed at least annually. Most of the dividends or distributions are credited in the form of additional shares of the applicable Fund at such Fund's net asset value on the ex-dividend date.

      GCF earns interest on its investments and declares all of its net investment income, increased or decreased by realized gains or losses, each day GCF is open for business. Earnings for Saturdays, Sundays and holidays are declared as a dividend on the next business day. All dividends and distributions are credited in the form of additional shares of GCF at its net asset value on the payable date.

      All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

      The tax character of distributions paid to shareholders during the years ended December 31, 2002 and 2001 was as follows:

                                 Ordinary        Long-Term
                                  Income        Capital Gain            Total
                                 --------       ------------            -----
                                ------------------------------------------------
                                                     2002
                                ------------------------------------------------
GSF                             $14,289,601         $     --         $14,289,601
GVC500IF                          3,699,725               --           3,699,725
GVCAAF                              763,200               --             763,200
GVCHYBF                           2,608,240               --           2,608,240
GBF                              18,207,257          727,229          18,934,486
GCF                               6,052,868               --           6,052,868
                                ------------------------------------------------
                                                     2001
                                ------------------------------------------------
GSF                             $ 6,151,807      $18,307,091         $24,458,898
GVC500IF                          3,789,995               --           3,789,995
GVCAAF                              554,053        1,018,852           1,572,905
GVCHYBF                           2,808,473               --           2,808,473
GBF                              21,748,858        1,685,008          23,433,866
GCF                              16,315,042               --          16,315,042

      As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                          Undistributed Long-
                          Undistributed     Term Gain/Post-         Unrealized
                             Ordinary     October Loss/Capital     Appreciation/
                              Income       Loss Carryforward      (Depreciation)
                          -------------   --------------------    --------------
GSF                         $8,863,691       $(596,598,561)       $(165,888,019)
GVC500IF                       123,693        (127,015,903)         (32,114,211)
GVCAAF                         705,013          (9,139,244)          (8,717,532)
GVCHYBF                         15,865          (8,440,156)             185,567
GBF                            310,119             252,079           15,725,190

Taxes

      Each Fund has qualified and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

      For the year ended December 31, 2002, for federal income tax purposes, the following Funds have post-October capital losses and net capital losses carryforward of:

                                 Post-October         Capital Loss    Expiration
                                 Capital Loss         Carryforward       Date
                                 ------------         ------------       ----
GSF                              $30,208,450          $326,068,710       2009
GSF                                       --           240,321,401       2010
GVC500IF                          11,652,333             1,090,651       2009
GVC500IF                                  --           114,272,919       2010
GVCAAF                               120,798             5,427,268       2009
GVCAAF                                    --             3,591,179       2010
GVCHYBF                              934,343               158,772       2007
GVCHYBF                                   --               965,463       2008
GVCHYBF                                   --             3,495,562       2009
GVCHYBF                                   --             2,886,016       2010

Reclassification of Capital Accounts

      The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are


--------------------------------------------------------------------------------
78

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Funds.

      During the year ended December 31, 2002, certain Funds reclassified amounts to paid-in capital from undistributed/(overdistributed) net investment income and accumulated net realized gain/(loss) on investments.
Increases/(decreases) to the various capital accounts were as follows:

                                                                    Accumulated
                                                Overdistributed    net realized
                                 Paid-in         net investment       gain on
                                 capital             income         investments
                                 -------        ---------------    ------------

GSF                              $ 2,988           $  (2,988)       $        --
GBF                               90,642            (232,628)           141,986

-------------------------------------------------
Note B -- Investment Advisory Agreements
          and Payments to or from Related Parties
-------------------------------------------------

      Guardian Investor Services LLC (GIS, formerly known as "Guardian Investor Services Corporation"), a wholly-owned subsidiary of GIAC, provides investment advisory services to each of the Funds. GSF, GVCAAF, GBF and GCF pay investment advisory fees at an annual rate of .50% of the average daily net assets of each Fund. GVC500IF and GVCHYBF pay investment advisory fees at an annual rate of ..25% and .60%, respectively, of their average daily net assets. GIS voluntarily assumes a portion of the ordinary operating expenses (excluding interest expense associated with reverse repurchase agreements and securities lending) that exceeds .28% of the average daily net assets of GVC500IF. GIS subsidized .06% of the ordinary operating expenses of GVC500IF or $186,284 for the year ended December 31, 2002.

      There are no duplicative advisory fees charged to GVCAAF on assets invested in other Guardian Funds. Under an SEC exemptive order, advisory fees are paid at the underlying Fund level.

      The Guardian Fund Complex pays directors who are not "interested persons" (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Funds are affiliated with GIS.

---------------------------------
Note C -- Investment Transactions
---------------------------------

      Purchases and proceeds from sales of securities (excluding short-term securities) for the year ended December 31, 2002 were as follows:

                                                GSF                  GVC500IF
                                                ---                  --------
      Purchases ....................      $1,044,976,481          $  47,976,568
      Proceeds .....................      $1,267,615,936          $ 180,067,473

                                              GVCHYBF                  GBF
                                              -------                  ---
      Purchases ....................      $   23,785,665          $1,009,092,691
      Proceeds .....................      $   20,128,943          $  938,763,630


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

      The gross unrealized appreciation and depreciation of investments, on a tax basis, excluding futures at December 31, 2002 were as follows:

                                                                GSF           GVC500IF
                                                                ---           --------
      Gross Appreciation                                 $   47,917,676    $   7,938,802
      Gross Depreciation                                   (213,805,695)     (39,979,318)
                                                         ==============    =============

        Net Unrealized Depreciation                      $ (165,888,019)   $ (32,040,516)
                                                         ==============    =============

      Cost of investments for tax purposes               $1,531,709,545    $ 159,721,225
                                                         ==============    =============

                                                             GVCAAF            GVCHYBF
                                                             ------            -------
      Gross Appreciation                                 $      366,599    $   1,157,372
      Gross Depreciation                                     (8,663,035)        (971,805)
                                                         ==============    =============

        Net Unrealized Appreciation/(Depreciation)       $   (8,296,436)   $     185,567
                                                         ==============    =============

      Cost of investments for tax purposes               $   42,866,028    $  34,842,338
                                                         ==============    =============

                                                                GBF
                                                                ---
         Gross Appreciation                              $   16,125,358
         Gross Depreciation                                    (400,168)
                                                         ==============

           Net Unrealized Appreciation                   $   15,725,190
                                                         ==============

         Cost of investments for tax purposes            $  447,814,670
                                                         ==============


-------------------------------
Note D -- Repurchase Agreements
-------------------------------

      The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, the applicable Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the applicable Fund maintains the right to sell the collateral and may claim any resulting loss against the seller.

---------------------------------------
Note E -- Reverse Repurchase Agreements
---------------------------------------

      GBF, GVCAAF and GVCHYBF may enter into reverse repurchase agreements with banks or third-party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GBF, GVCAAF and GVCHYBF enter into a reverse repurchase agreement, the Funds establish and segregate cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GBF, GVCAAF and GVCHYBF may be unable to deliver the securities when the Funds seek to repurchase them. Interest paid by GBF on reverse repurchase agreements for the year ended December 31, 2002 amounted to $8,466.


--------------------------------------------------------------------------------
80

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

----------------------------------
Note F -- Dollar Roll Transactions
----------------------------------

      GBF, GVCAAF and GVCHYBF may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Funds of securities that they hold with an agreement by the Funds to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GBF, GVCAAF and GVCHYBF may be unable to deliver the securities when the Funds seek to repurchase them.

---------------------------------------
Note G -- Transactions in Capital Stock
---------------------------------------

      There are 800,000,000 shares of $0.001 par value capital stock authorized for GVCF divided into two classes, designated Class I and Class II shares. GSF Class I consists of 300,000,000 shares; GVC500IF Class I consists of 200,000,000 shares; GVCAAF Class I and GVCHYBF Class I each consist of 100,000,000 shares; and GSF Class II consists of 100,000,000 shares. There are 100,000,000 shares of $0.10 par value capital stock authorized for each of GBF and GCF. Through December 31, 2002, no Class II shares of GSF were issued. Transactions in capital stock were as follows:

                                                 Year Ended December 31,                Year Ended December 31,
                                               2002                 2001               2002                 2001
---------------------------------------------------------------------------------------------------------------------
                                                         Shares                                  Amount
---------------------------------------------------------------------------------------------------------------------
o The Guardian Stock Fund
Shares sold                                   4,673,210           3,815,255        $ 113,023,863       $ 122,786,296
Shares issued in reinvestment of
   dividends and distributions                  544,573             784,694           14,289,601          24,458,898
Shares repurchased                          (16,305,105)        (18,650,149)        (405,121,253)       (568,765,235)
---------------------------------------------------------------------------------------------------------------------
   Net decrease                             (11,087,322)        (14,050,200)       $(277,807,789)      $(421,520,041)
---------------------------------------------------------------------------------------------------------------------
o The Guardian VC 500 Index Fund
Shares sold                                   4,629,458          13,181,683        $  33,546,602       $ 119,420,668
Shares issued in reinvestment of
   dividends and distributions                  466,126             408,501            3,272,431           3,526,181
Shares repurchased                          (28,535,396)           (611,918)        (180,704,229)         (5,222,250)
---------------------------------------------------------------------------------------------------------------------
   Net increase/(decrease)                  (23,439,812)         12,978,266        $(143,885,196)      $ 117,724,599
---------------------------------------------------------------------------------------------------------------------
o The Guardian VC Asset Allocation Fund
Shares sold                                     483,905           1,514,707        $   3,738,324       $  13,674,648
Shares issued in reinvestment of
   dividends and distributions                   97,846             177,529              763,200           1,572,906
Shares repurchased                             (676,754)           (428,231)          (4,922,230)         (3,647,883)
---------------------------------------------------------------------------------------------------------------------
   Net increase/(decrease)                      (95,003)          1,264,005        $    (420,706)      $  11,599,671
---------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

                                                 Year Ended December 31,                Year Ended December 31,
                                               2002                 2001               2002                 2001
---------------------------------------------------------------------------------------------------------------------
                                                         Shares                                  Amount
---------------------------------------------------------------------------------------------------------------------
o The Guardian VC High Yield Bond Fund
Shares sold                                   1,545,453           1,744,621        $  12,303,195       $  15,630,031
Shares issued in reinvestment of
   dividends                                    336,975             340,888            2,608,239           2,808,473
Shares repurchased                           (1,157,087)         (1,239,376)          (9,179,869)        (10,983,562)
---------------------------------------------------------------------------------------------------------------------
   Net increase                                 725,341             846,133        $   5,731,565       $   7,454,942
---------------------------------------------------------------------------------------------------------------------
o The Guardian Bond Fund
Shares sold                                   8,874,148           7,257,437        $ 109,477,341       $  88,866,716
Shares issued in reinvestment of
   dividends and distributions                1,512,712           1,928,395           18,657,670          23,063,933
Shares repurchased                           (5,493,407)         (9,581,533)         (67,753,956)       (118,325,022)
---------------------------------------------------------------------------------------------------------------------
   Net increase/(decrease)                    4,893,453            (395,701)       $  60,381,055       $  (6,394,373)
---------------------------------------------------------------------------------------------------------------------
o The Guardian Cash Fund
Shares sold                                  66,681,009          47,189,875        $ 666,810,091       $ 471,898,754
Shares issued in reinvestment of
   dividends                                    605,287           1,631,504            6,052,868          16,315,042
Shares repurchased                          (69,537,300)        (39,602,863)        (695,373,004)       (396,028,632)
---------------------------------------------------------------------------------------------------------------------
   Net increase/(decrease)                   (2,251,004)          9,218,516        $ (22,510,045)      $  92,185,164
---------------------------------------------------------------------------------------------------------------------

------------------------
Note H -- Line of Credit
------------------------

      A $100,000,000 line of credit available to all of the Funds and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the year ended December 31, 2002, none of the Funds borrowed against this line of credit.

      The Funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

------------------------------------
Note I -- Investments in Affiliates1
------------------------------------

      A summary of GVCAAF transactions an affiliate security during the year ended December 31, 2002 is set forth below:

                                     Balance of      Gross                    Balance of                   Dividends
                                       Shares      Purchases      Gross         Shares          Value     Included in  Net Realized
                                    December 31,      and       Sales and    December 31,   December 31,   Dividend     Gain/(Loss)
       Name of Issuer                   2001       Additions   Reductions        2002           2002        Income       on Sales
-----------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund       3,100,828            --           --     3,100,828    $ 19,969,333   $  427,294    $       --

(1) Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities.


--------------------------------------------------------------------------------
82

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

--------------------------------------------
Note J -- Management Information (Unaudited)
--------------------------------------------

      The directors and officers are named below. Information about their principal occupations and certain other affiliations during the past five years is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The "Guardian Fund Complex" referred to in this biographical information is composed of (1) GVCF1,
(2) GBF, (3) GCF, (4) The Park Avenue Portfolio2 (a series trust that issues its shares in twelve series), and (5) GIAC Funds, Inc. (a series fund that issues its shares in three series).

                                                      Interested Directors*
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of Funds
                                                                                                                     in the
                                     Position    Term of Office                                                   Guardian Fund
                                       With       and Length of               Principal Occupations             Complex Overseen
Name, Address and Age                  Funds      Time Served+                 During Past 5 Years                 by Director
---------------------                --------    --------------      --------------------------------------     ----------------
Arthur V. Ferrara (72)              Director       Since 1987        Retired. Former Chairman of the                   23
Box 902                                                              Board and Chief Executive Officer,
East Orleans, Massachusetts 02643                                    The Guardian Life Insurance
                                                                     Company of America 1/93-12/95;
                                                                     Director (Trustee) of all of the
                                                                     mutual funds within the Guardian Fund
                                                                     Complex. Director of various mutual
                                                                     funds, sponsored by Gabelli Asset
                                                                     Management (4 portfolios).

Leo R. Futia (83)                   Director       Since 1982        Retired. Former Chairman of The                   23
18 Interlaken Road                                                   Board and Chief Executive Officer,
Greenwich, Connecticut 06830                                         The Guardian Life Insurance
                                                                     Company of America; Director since
                                                                     5/70. Director (Trustee) of all of the
                                                                     mutual funds within the Guardian Fund
                                                                     Complex.

Dennis J. Manning (55)              Director        Since 2003       President and Chief Executive                     23
81 Greanest Ridge Road                                               Officer, The Guardian Life Insurance
Wilton, Connecticut 06897                                            Company of America, since 1/03.
                                                                     President and Chief Operating Officer,
                                                                     1/02 to 12/02; Executive Vice
                                                                     President and Chief Operating Officer,
                                                                     1/01 to 12/01; Executive Vice
                                                                     President, Individual Markets and
                                                                     Group Pensions, 1/99 to 12/00; Senior
                                                                     Vice President, Individual Markets and
                                                                     Group Pensions, 6/98 to 12/98; Senior
                                                                     Vice President, Chief Marketing
                                                                     Officer prior thereto. Director of The
                                                                     Guardian Insurance & Annuity Company,
                                                                     Inc. since 3/01. Chairman of the Board
                                                                     of all of the mutual funds within the
                                                                     Guardian Fund Complex.

(1) In February 2003, GVCF will begin issuing shares in two new series: The Guardian UBS VC Large Cap Value Fund and The Guardian UBS VC Small Cap Value Fund. As of December 31, 2002, these two Funds had not commenced operations.

(2) During the year, The Park Avenue Portfolio included two new series: The Guardian UBS Large Cap Value Fund and The Guardian UBS Small Cap Value Fund. As of December 31, 2002, these two Funds had not commenced operations.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

                                                   Disinterested Directors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of Funds
                                                                                                                     in the
                                     Position    Term of Office                                                   Guardian Fund
                                       With       and Length of               Principal Occupations             Complex Overseen
Name, Address and Age                  Funds      Time Served+                 During Past 5 Years                 by Director
---------------------                --------    --------------      --------------------------------------     ----------------
Frank J. Fabozzi, Ph.D. (54)        Director       Since 1992        Adjunct Professor of Finance, School              23
858 Tower View Circle                                                of Management -- Yale University,
New Hope, Pennsylvania 18938                                         2/94-present; Visiting Professor of
                                                                     Finance and Accounting, Sloan School
                                                                     of Management -- Massachusetts
                                                                     Institute of Technology prior thereto.
                                                                     Editor, Journal of Portfolio
                                                                     Management. Director (Trustee) of all
                                                                     the mutual funds within the Guardian
                                                                     Fund Complex. Director (Trustee) of
                                                                     various closed-end investment
                                                                     companies sponsored by Blackstone
                                                                     Financial Management (48 portfolios).

William W. Hewitt, Jr. (74)         Director       Since 1989        Retired. Director (Trustee) of all of             23
c/o Guardian Investor                                                the mutual funds within the Guardian
Services LLC                                                         Fund Complex. Director (Trustee)
7 Hanover Square, H27-A                                              of various mutual funds sponsored by
New York, New York 10004                                             UBS Global Asset Management
                                                                     (U.S.), Inc. (41 portfolios).

Dr. Sidney I. Lirtzman (72)         Director       Since 1987        City University of New York at                    23
38 West 26th Street                                                  Baruch College -- Dean, Zicklin
New York, New York 10010                                             School of Business 2/96 to 9/02.
                                                                     Interim President 9/99 to 9/00; Vice
                                                                     President 10/01 to present. Emanuel
                                                                     Saxe Professor of Management 2/96 to
                                                                     present. Director (Trustee) of all of
                                                                     the mutual funds within the Guardian
                                                                     Fund Complex.

Carl W. Schafer (66)                Director       Since 1996        President, Atlantic Foundation (a                 23
66 Witherspoon Street, #1100                                         private charitable foundation).
Princeton, New Jersey 08542                                          Director of Roadway Corporation
                                                                     (trucking), Labor Ready, Inc.
                                                                     (provider of temporary manual labor),
                                                                     and Frontier Oil Corporation. Director
                                                                     (Trustee) of all of the mutual funds
                                                                     within the Guardian Fund Complex.
                                                                     Director (Trustee) of various mutual
                                                                     funds sponsored by UBS Global
                                                                     Asset Management (U.S.), Inc.
                                                                     (41 portfolios).


--------------------------------------------------------------------------------
84

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

                                                     Disinterested Directors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of Funds
                                                                                                                     in the
                                     Position    Term of Office                                                   Guardian Fund
                                       With       and Length of               Principal Occupations             Complex Overseen
Name, Address and Age                  Funds      Time Served+                 During Past 5 Years                 by Director
---------------------                --------    --------------      --------------------------------------     ----------------
Robert G. Smith (70)                Director        Since 1982       Chairman and Chief Executive                      23
132 East 72nd Street                                                 Officer, Smith Affiliated Capital
New York, New York 10021                                             Corp. since 4/82. Director (Trustee)
                                                                     of all of the mutual funds within the
                                                                     Guardian Fund Complex. Governor
                                                                     appointments as Director of New York
                                                                     Health Care Reform Act Charitable
                                                                     Organization and Nassau County Interim
                                                                     Finance Authority. Senior private
                                                                     member of the New York State Financial
                                                                     Control Board of New York City. Senior
                                                                     Director for the New York State
                                                                     Comptroller's Investment Advisory
                                                                     Committee for State Pension Funds
                                                                     (Common Fund).

                                                            Officers
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of Funds
                                                                                                                     in the
                                     Position    Term of Office                                                   Guardian Fund
                                       With       and Length of               Principal Occupations             Complex for which
Name, Address and Age                  Funds      Time Served+                 During Past 5 Years                Officer Serves
---------------------                --------    --------------      --------------------------------------     ----------------
Joseph A. Caruso (50)               Senior Vice    Since 1992        Senior Vice President and                         23
                                    President                        Corporate Secretary, The Guardian
                                    and                              Life Insurance Company of America
                                    Secretary                        since 1/01; Vice President and Corporate
                                                                     Secretary prior thereto. Senior Vice
                                                                     President and Secretary, The Guardian
                                                                     Insurance & Annuity Company, Inc.,
                                                                     Guardian Investor Services LLC, Park
                                                                     Avenue Life Insurance Company,
                                                                     Guardian Baillie Gifford Limited, and
                                                                     all of the mutual funds within the
                                                                     Guardian Fund Complex. Vice President
                                                                     and Corporate Secretary, Park Avenue
                                                                     Securities LLC. Director of Guardian
                                                                     Insurance & Annuity Company, Inc.,
                                                                     Guardian Investor Services LLC and
                                                                     Park Avenue Securities LLC since 3/02.

Howard W. Chin (50)                 Managing       Since 1997        Managing Director, The Guardian                   13
                                    Director                         Life Insurance Company of America
                                                                     since 9/97; Officer of various mutual
                                                                     funds within the Guardian Fund
                                                                     Complex.


--------------------------------------------------------------------------------
                                                                              85

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

                                                            Officers
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of Funds
                                                                                                                     in the
                                     Position    Term of Office                                                   Guardian Fund
                                       With       and Length of               Principal Occupations             Complex for which
Name, Address and Age                  Funds      Time Served+                 During Past 5 Years                Officer Serves
---------------------                --------    --------------      --------------------------------------     ----------------
Richard A. Cumiskey (42)            Compliance     Since 2002        Second Vice President, Equity                     23
                                    Officer                          Administration and Oversight, The
                                                                     Guardian Life Insurance Company of
                                                                     America since 1/01; Assistant Vice
                                                                     President, Equity Administration and
                                                                     Oversight, 6/99 to 12/00; Director
                                                                     Compliance Officer, 10/97 to 5/99;
                                                                     Manager prior thereto. Second Vice
                                                                     President and Compliance Officer of
                                                                     The Guardian Insurance & Annuity
                                                                     Company, Inc. and Guardian Investor
                                                                     Services LLC. Officer of all of the
                                                                     mutual funds within the Guardian Fund
                                                                     Complex.

Richard A. Goldman (40)             Managing       Since 2001        Managing Director, Equity Investments,            21
                                    Director                         The Guardian Life Insurance Company
                                                                     of America since 7/01. Director,
                                                                     Citigroup Asset Management prior
                                                                     thereto. Officer of various mutual
                                                                     funds within the Guardian Fund
                                                                     Complex.

Alexander M. Grant, Jr. (53)        Managing       Since 1993        Managing Director, The Guardian                   14
                                    Director                         Life Insurance Company of America
                                                                     since 3/99; Second Vice President,
                                                                     Investments, 1/97 to 3/99. Assistant
                                                                     Vice President, Investments, prior
                                                                     thereto. Officer of various mutual
                                                                     funds within the Guardian Fund
                                                                     Complex.

Jonathan C. Jankus (55)             Managing       Since 1993        Managing Director, Investments,                   18
                                    Director                         The Guardian Life Insurance Company
                                                                     of America since 3/98; Second Vice
                                                                     President, Investments, prior thereto.
                                                                     Officer of various mutual funds within
                                                                     the Guardian Fund Complex.

Ann T. Kearney (51)                 Controller     Since 1987        Second Vice President, Group                      23
                                                                     Pensions Financial Management, The
                                                                     Guardian Life Insurance Company of
                                                                     America. Second Vice President of The
                                                                     Guardian Insurance & Annuity Company,
                                                                     Inc. Controller of all of the mutual
                                                                     funds within the Guardian Fund
                                                                     Complex.


--------------------------------------------------------------------------------
86

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

                                                             Officers
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of Funds
                                                                                                                     in the
                                     Position    Term of Office                                                   Guardian Fund
                                       With       and Length of               Principal Occupations             Complex for which
Name, Address and Age                  Funds      Time Served+                 During Past 5 Years                Officer Serves
---------------------                --------    --------------      --------------------------------------     ----------------
Peter J. Liebst (46)                Managing       Since 1999        Managing Director, Investments,                   18
                                    Director                         The Guardian Life Insurance Company
                                                                     of America, since 8/98; Vice
                                                                     President, Van Kampen American Capital
                                                                     Investment Advisory Corporation prior
                                                                     thereto. Officer of various mutual
                                                                     funds within the Guardian Fund
                                                                     Complex.

John B. Murphy (55)                 Managing       Since 1991        Managing Director, Equity Securities,             21
                                    Director                         The Guardian Life Insurance
                                                                     Company of America since 3/98; Second
                                                                     Vice President 3/97 to 3/98. Assistant
                                                                     Vice President prior thereto. Officer
                                                                     of various mutual funds within the
                                                                     Guardian Fund Complex.

Frank L. Pepe (60)                  Vice           Since 1995        Vice President, Equity Financial                  23
                                    President                        Management and Control, The
                                    and                              Guardian Life Insurance Company of
                                    Treasurer                        America. Vice President and
                                                                     Controller, Guardian Insurance &
                                                                     Annuity Company, Inc. Senior Vice
                                                                     President and Controller, Guardian
                                                                     Investor Services LLC. Officer of all
                                                                     of the mutual funds within the
                                                                     Guardian Fund Complex.

Richard T. Potter, Jr. (48)         Vice           Since 1992        Vice President and Equity Counsel,                23
                                    President                        The Guardian Life Insurance
                                    and                              Company of America. Vice President
                                    Counsel                          and Counsel, The Guardian Insurance &
                                                                     Annuity Company, Inc., Guardian
                                                                     Investor Services LLC, Park Avenue
                                                                     Securities LLC and all of the mutual
                                                                     funds within the Guardian Fund
                                                                     Complex.

Robert A. Reale (42)                Managing       Since 2001        Managing Director, The Guardian                   23
                                    Director                         Life Insurance Company of America,
                                                                     The Guardian Insurance & Annuity
                                                                     Company, Inc. and Guardian Investor
                                                                     Services LLC since 3/01. Assistant
                                                                     Vice President, Metropolitan Life
                                                                     prior thereto. Officer of all of the
                                                                     mutual funds within the Guardian Fund
                                                                     Complex.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

                                                             Officers
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of Funds
                                                                                                                     in the
                                     Position    Term of Office                                                   Guardian Fund
                                       With       and Length of               Principal Occupations             Complex for which
Name, Address and Age                  Funds      Time Served+                 During Past 5 Years                Officer Serves
---------------------                --------    --------------      --------------------------------------     ----------------
Thomas G. Sorell (47)               Senior         Since 1997        Executive Vice President and Chief                14
                                    Managing                         Investment Officer, The Guardian
                                    Director                         Life Insurance Company of America
                                                                     since 1/03; Senior Managing Director,
                                                                     Fixed Income Securities, since 3/00;
                                                                     Vice President, Fixed Income
                                                                     Securities prior thereto. Managing
                                                                     Director, Investments: Park Avenue
                                                                     Life Insurance Company. Officer of
                                                                     various mutual funds within the
                                                                     Guardian Fund Complex.

Donald P. Sullivan, Jr. (48)        Vice           Since 1995        Vice President, Equity Administration,            23
                                    President                        The Guardian Life Insurance Company
                                                                     of America since 3/99; Second Vice
                                                                     President, Equity Administration prior
                                                                     thereto. Vice President, The Guardian
                                                                     Insurance & Annuity Company, Inc.,
                                                                     Guardian Investor Services LLC and
                                                                     Park Avenue Securities LLC. Officer of
                                                                     all of the mutual funds within the
                                                                     Guardian Fund Complex.

Matthew Ziehl (35)                  Managing       Since 2002        Managing Director, The Guardian Life              15
                                    Director                         Insurance Company of America since
                                                                     1/02; prior thereto, Team Leader,
                                                                     Salomon Brothers Asset Management,
                                                                     Inc. from 1/01 to 12/01; Co-Portfolio
                                                                     Manager, 8/99 to 12/00; Analyst, Small
                                                                     Cap Equity, 1/95-7/99. Officer of
                                                                     various mutual funds within the
                                                                     Guardian Fund Complex.

      The Statement of Additional Information includes additional information about fund directors and is available upon request, without charge, by calling
(800) 221-3253.

* "Interested" Director means one who is an "interested person" under the 1940 Act by virtue of a current or past position with Guardian Life, the indirect parent company of GIS, the investment adviser of certain Funds in the Guardian Fund Complex.

+ There is no set term of office for Directors and Officers. The table reflects the number of years for which each person has served as Director and/or Officer.


--------------------------------------------------------------------------------
88

--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors and Shareholders
The Guardian Variable Contract Funds, Inc.
The Guardian Bond Fund, Inc.
The Guardian Cash Fund, Inc.

      We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Guardian Variable Contract Funds, Inc. (comprising, respectively, The Guardian Stock Fund, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund and The Guardian VC High Yield Bond Fund), The Guardian Bond Fund, Inc. and The Guardian Cash Fund, Inc. as of December 31, 2002, and the related statements of operations (and cash flows for The Guardian Bond Fund, Inc.) for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting The Guardian Variable Contract Funds, Inc., The Guardian Bond Fund, Inc. and The Guardian Cash Fund, Inc. at December 31, 2002, the results of their operations (and cash flows for The Guardian Bond Fund, Inc.) for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                       /s/ Ernst & Young LLP


New York, New York
February 7, 2003


--------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

           Not applicable to annual reports for the period ended December 31, 2002.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Not applicable to annual reports for the period ended December 31, 2002.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Not applicable to annual reports for the period ended December 31, 2002.

ITEMS 5-6. [RESERVED]

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
           FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable to annual reports for the period ended December 31, 2002.

ITEM 8.    [RESERVED]

ITEM 9.    CONTROLS AND PROCEDURES.

       (a) Not applicable to annual reports for the period ended
           December 31, 2002.

       (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.   EXHIBITS.

       (a) Not applicable to annual reports for the period ended
           December 31, 2002.

       (b) Attached hereto.
           Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

           Exhibit 99.1 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      The Guardian Cash Fund, Inc.


By:   /s/ THOMAS G. SORELL
      ----------------------------------
      Thomas G. Sorell
      President of
      The Guardian Cash Fund, Inc.


Date: March 6, 2003


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ THOMAS G. SORELL
      ----------------------------------
      Thomas G. Sorell
      President of
      The Guardian Cash Fund, Inc.


Date: March 6, 2003


By:   /s/ FRANK L. PEPE
      ----------------------------------
      Frank L. Pepe
      Vice President and Treasurer of
      The Guardian Cash Fund, Inc.


Date: March 6, 2003